The Millicom Group - A.1.3. Disposal of subsidiaries and decreases in non-controlling interests of subsidiaries (Details) - Discontinued operations - USD ($) $ in Millions			1 Months Ended	12 Months Ended
	Jun. 26, 2019	Apr. 27, 2018	Aug. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 19, 2017
Disclosure of subsidiaries [line items]
Gain (loss) on disposal of discontinued operations				$ 0	$ 74	$ (29)
Discontinued Operations - Chad
Disclosure of subsidiaries [line items]
Cash consideration for disposal of operations	$ 110
Disposal Group, Price Adjustment			$ 8
Gain (loss) on disposal of discontinued operations	$ 77
Discontinued Operations - Rwanda
Disclosure of subsidiaries [line items]
Gain (loss) on disposal of discontinued operations					$ (32)
Consideration for disposal of operations							$ 51
Deferred cash payment due							18
Earn-outs not recognized							$ 7
Discontinued Operations - Senegal
Disclosure of subsidiaries [line items]
Cash consideration for disposal of operations		$ 151
Gain (loss) on disposal of discontinued operations		$ 6